UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Visium Event Driven Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.24%
Airlines - 1.08%
AMR Corp Escrow (a)	8,077	$117,763
Automobiles - 2.51%
Fiat SpA (a)(b)	26,329	274,905
Banks - 1.58%
CapitalSource, Inc.	9,594	141,032
Sterling Financial Corp.	1,010	31,986
		173,018
Beverages - 0.65%
Beam, Inc.	781	64,792
Cott Corp. (b)	800	6,512
		71,304
Biotechnology - 1.99%
Theravance, Inc. (a)	5,876	217,412
Chemicals - 5.85%
Ashland, Inc. (c)	4,001	377,574
WR Grace & Co. (a)	2,593	262,775
		640,349
Commercial Services & Supplies - 1.86%
Iron Mountain, Inc.	7,484	203,565
Communications Equipment - 2.91%
Juniper Networks, Inc. (a)	9,868	263,870
Riverbed Technology, Inc. (a)	2,466	54,943
		318,813
Construction & Engineering - 0.75%
Foster Wheeler AG (a)(b)	2,555	82,066
Construction Materials - 1.19%
Texas Industries, Inc. (a)	1,533	130,152
Diversified Telecommunication Services - 1.34%
Verizon Communications, Inc.	136	6,482
Ziggo NV (b)	3,084	140,619
		147,101
Energy Equipment & Services - 0.73%
Noble Corp PLC (b)	2,562	79,550
Food & Staples Retailing - 6.73%
Safeway, Inc.	11,412	427,380
Shoppers Drug Mart Corp. (b)	5,684	309,532
		736,912
Health Care Equipment & Supplies - 0.44%
ArthroCare Corp. (a)	1,004	48,443
Health Care Providers & Services - 1.00%
Extendicare, Inc. (a)	17,004	109,951
Hotels, Restaurants & Leisure - 1.56%
Bob Evans Farms, Inc.	3,293	170,380
Household Durables - 4.21%
Lennar Corp.	12,731	461,117

Insurance - 7.50%
Hartford Financial Services Group, Inc. (c)	23,330	820,983
Internet & Catalog Retail - 3.08%
Liberty Ventures (a)	2,366	337,179
Machinery - 3.01%
Edwards Group Ltd. - ADR(a)	880	–
Timken Co.	5,460	329,565
		329,565
Media - 15.66%
Comcast Corp.	2,363	117,902
Dish Network Corp. (a)	2,400	141,216
Lamar Advertising Co. (a)	4,270	228,915
Liberty Global PLC (a)(b)	2,183	184,813
Liberty Media Corp. (a)	166	22,768
Loral Space & Communicatns Inc. (a)	157	12,406
News Corp. (a)(c)	33,460	613,322
RLJ Entertainment, Inc. (a)	7,971	35,072
Sirius Xm Holdings, Inc. (a)	21,617	78,037
Time Warner Cable, Inc.	1,991	279,437
		1,713,888
Metals & Mining - 8.53%
Cliffs Natural Resources, Inc.	3,620	72,509
Gold Fields Ltd. - ADR	61,463	226,798
Osisko Mining Corp. (a)(b)	3,925	24,990
SunCoke Energy, Inc. (a)	27,335	609,024
		933,321
Multiline Retail - 0.14%
Freds, Inc.	800	15,944
Oil, Gas & Consumable Fuels - 8.59%
Hess Corp.	4,007	320,680
Occidental Petroleum Corp. (c)	5,296	511,170
Royal Dutch Shell PLC - ADR	1,484	108,139
		939,989
Paper & Forest Products - 0.02%
Ainsworth Lumber Co., Ltd. (a)(b)	456	1,729
Pharmaceuticals - 0.84%
Forest Laboratories, Inc. (a)	942	91,911
Road & Rail - 0.93%
Hertz Global Holdings, Inc. (a)	3,620	101,396
Semiconductors & Semiconductor Equipment - 1.04%
ATMI, Inc. (a)	1,858	63,191
Tokyo Electron Ltd. - ADR(a)	3,533	50,698
		113,889
Software - 2.39%
Compuware Corp.	4,542	49,735
Nuance Communications, Inc. (a)	13,884	212,286
		262,021
Specialty Retail - 1.02%
Aeropostale, Inc. (a)	230	1,688
Office Depot, Inc. (a)	22,425	110,555
		112,243

Wired Telecommunications Carriers - 0.04%
Adelphia Recovery Trust (a)	510,588	4,085
Wireless Telecommunication Services - 1.07%
Sprint Corp. (a)	6,220	54,363
T-mobile US, Inc. (a)	1,663	50,722
Vodafone Group PLC - ADR	283	11,745
		116,830
TOTAL COMMON STOCKS (Cost $9,166,316)		$9,877,774

CORPORATE BONDS - 0.06%
Adelphia Cmomunications Corp.
7.50%, 01/15/2004	237,265	2,135
7.75%, 01/15/2009	188,958	945
10.25%, 06/15/2011	304,655	2,742
7.88%, 05/01/2009	54,446	272
TOTAL CORPORATE BONDS (Cost $6,094)		$6,094

REAL ESTATE INVESTMENT TRUSTS - 5.84%
Newcastle Investment Corp.	43,867	214,948
NorthStar Realty Finance Corp.	9,880	153,239
Starwood Property Trust, Inc.	11,305	271,546
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $600,364)		$639,733

RIGHTS - 0.00%
Community Health Systems, Inc. (a)	1,997	104
TOTAL RIGHTS (Cost $0)		$104

WARRANTS - 0.01%
RLJ Entertainment, Inc. (a)	3,980	1,194
TOTAL WARRANTS (Cost $1,393)		$1,194

	Contracts	Value
PURCHASED OPTIONS - 0.23%
Call Options - 0.08%
Accelrys, Inc.
Expiration: July, 2014, Exercise Price: $12.500	99	248
ARIAD Pharmaceuticles, Inc.
Expiration: March, 2014, Exercise Price: $11.000	6	120
JetBlue Airways Corp.
Expiration: June, 2014, Exercise Price: $10.000	30	1,050
Jos A Bank Clothiers, Inc.
Expiration: March, 2014, Exercise Price: $60.000	16	5,280
Time Warner Cable, Inc.
Expiration: April, 2014, Exercise Price: $145.000	8	1,720
TOTAL CALL OPTIONS (Cost $5,627)		$8,418

Put Options - 0.15%
Aeropostale, Inc.
Expiration: April, 2014, Exercise Price: $6.000	16	400
Beam, Inc.
Expiration: March, 2014, Exercise Price: $80.000	10	50

Comcast Crop.
Expiration: April, 2014, Exercise Price: $52.500	16	3,472
CommonWealth REIT
Expiration: April, 2014, Exercise Price: $22.500	8	360
Compuware Corp.
Expiration: March, 2014, Exercise Price: $10.000	45	562
Cott Corp.
Expiration: August, 2014, Exercise Price: $7.500	8	380
DISH Network Corp.
Expiration: March, 2014, Exercise Price: $57.500	32	4,640
Foster Wheeler AG
Expiration: May, 2014, Exercise Price: $30.000	26	949
Fred's, Inc.
Expiration: July, 2014, Exercise Price: $15.000	16	480
Leap Wireless International, Inc.
Expiration: April, 2014, Exercise Price: $13.000	88	1,056
Liberty Media Corp.
Expiration: March, 2014, Exercise Price: $130.000	5	325
Safeway, Inc.
Expiration: April, 2014, Exercise Price: $35.000	16	1,520
Sprint Corp.
Expiration: March, 2014, Exercise Price: $8.000	77	1,694
Time Warner Cable, Inc.
Expiration: March, 2014, Exercise Price: $130.000	11	220
Vodafone Group PLC
Expiration: April, 2014, Exercise Price: $36.000	67	804
TOTAL PUT OPTIONS (Cost $41,800)		16,912
TOTAL PURCHASED OPTIONS (Cost $47,427)		$25,330

Total Investments (Cost $9,821,594) - 96.38%		10,550,229
Other Assets in Excess of Liabilities - 3.62%		395,820
TOTAL NET ASSETS - 100.00%		$10,946,049

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is pledged as collateral for securities sold short.

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited Liability Company
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SpA	Società per Azioni is the Italian term for a limited share company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Visium Event Driven Fund
Schedule of Securities Sold Short
February 28, 2014 (Unaudited)

	Shares	Value
Accelrys, Inc. (a)	608	7,588
Actavis PLC (a)(b)	311	68,675
American Airlines Group, Inc. (a)	188	6,951
Applied Materials, Inc.	2,871	54,434
Comcast Corp.	6,397	330,661
Goldcorp, Inc. (a)(b)	573	15,405
iShares Russell 2000 ETF (c)	7,289	856,603
Jos A Bank Clothiers, Inc. (a)	384	23,839
Lennar Corp.	12,731	558,636
Liberty Global PLC (a)(b)	3,122	270,209
Liberty Global PLC (a)	512	43,346
Loblaw Companies Ltd. (a)(b)	3,391	139,921
Martin Marietta Materials, Inc.	1,072	130,763
PacWest Bancorp	2,723	118,178
Royal Dutch Shell PLC - ADR	1,476	115,010
SPDR S&P 500 ETF Trust (c)	4,842	902,065
TripAdvisor, Inc. (a)	1,419	142,241
Umpqua Holdings, Corp.	1,581	28,094
Total Securities Sold Short (Proceeds $3,535,001)		3,812,619

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Exchange traded fund.
ADR	American Depositary Receipt

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

Cost of investments	$9,821,594
Gross unrealized appreciation - Equities	899,818
Gross unrealized appreciation - Securities sold Short	19,816
Gross unrealized appreciation - Options	4,069
Gross unrealized depreciation - Equities	(149,086)
Gross unrealized depreciation - Securities sold Short	(297,434)
Gross unrealized depreciation - Options	(26,166)
Net unrealized depreciation	$451,017

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
The Fund will report tax adjustments in the first annual report dated May 31, 2014.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value using prices supplied by an approved pricing service, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the
Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.
Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense.
As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.
The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Fund’s securities sold short and payable to broker are held with or due to one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

The Fund may use certain options and futures contracts and options on futures contracts
(collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the structural options and futures markets and the securities markets, from differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).
Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.
If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis.

Summary of Fair Value Exposure at February 28, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Februaury 28, 2014 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$9,755,926	$4,085	$117,763	$9,877,774
Real Estate Investment Trusts	639,733	-	-	639,733
Warrants	-	1,194	-	1,194
Rights	104	-	-	104
Corporate Bonds	-	6,094	-	6,094
Purchased Options	21,178	4,152	-	25,330
Total Assets	$10,416,941	$15,525	$117,763	$10,550,229

Liabilities:
Securities Sold Short	$3,812,619	$-	$-	$3,812,619

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.
There were no transfers into and out of Level 1 and 2 securities during the period ended February 28, 2014.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 7/31/2013	Acquisitions	Dispositions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Transfers into Level 3	Balance as of 2/28/2014
Common Stock	$-	$117,763	.	$-	$-	$-	$117,763

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of February 28, 2014:

	Fair Value February 28, 2014	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Common Stocks	$117,763	Market Assessment and Company-Specfic Information	Discount to Last Reported Net Asset Value	Decrease

(1)
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments. Management has determined that market participants would take these inputs into account when valuing the investment.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$25,330	Options written, at value	-

Total		$25,330		$-
*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period ended February 28, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(13,825)	$11,068	$(2,757)
Total	$(13,825)	$11,068	$(2,757)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options
Equity Contracts	$(22,079)
Total	$(22,079)

* The inception date of the Fund is July 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   4/21/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date   4/21/14

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   4/21/14

* Print the name and title of each signing officer under his or her signature.